Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Other) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Amortizable intangible assets:
Goodwill	¥ 15,903,677	¥ 15,982,000	$ 2,292,587
Domain names and trademarks [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	9 years	9 years
Domain names and trademarks [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	10 years	10 years
Technology [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	4 years	4 years
Technology [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	5 years	5 years
Customer relationship [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	2 years	2 years
Customer relationship [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	3 years	3 years
Other Acquisitions [Member]
Business Acquisition [Line Items]
Net assets acquired		¥ 162,255
Amortizable intangible assets:
Goodwill		175,343
Deferred tax liabilities		(7,175)
Bargain purchase gain		(10,641)
Less noncontrolling interest		(48,250)
Total		339,532
Other Acquisitions [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets		52,100
Other Acquisitions [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets		5,300
Other Acquisitions [Member] | Customer relationship [Member]
Amortizable intangible assets:
Amortizable intangible assets		¥ 10,600